Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
REVENUES	$ 580	$ 1,520
COSTS AND EXPENSES:
COST OF REVENUES	(1,132)	(883)
RESEARCH, DEVELOPMENT AND ENGINEERING EXPENSES, NET	(1,664)	(2,467)
MARKETING AND PROJECT PROMOTION EXPENSES	(683)	(612)
GENERAL AND ADMINISTRATIVE EXPENSES	(2,398)	(2,328)
SHARE IN LOSS OF JOINT VENTURE		(29)
OTHER INCOME, NET	2	38
OPERATING LOSS	(5,295)	(4,761)
FINANCIAL INCOME	270	964
FINANCIAL EXPENSES	(119)	(154)
FINANCIAL INCOME, NET	151	810
LOSS FOR THE PERIOD	(5,144)	(3,951)
OTHER COMPREHENSIVE LOSS – ITEM THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS – EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRNECY	(330)	(622)
COMPREHENSIVE LOSS FOR THE PERIOD	$ (5,474)	$ (4,573)
LOSS PER ORDINARY SHARE (in Dollars) -
Basic fully loss per ordinary share (in Dollars per share)	$ (0.29)	$ (0.28)
Weighted average number of shares outstanding used in the computation of basic loss per share (in Shares)	17,498,762	14,018,290
Licensing Fee
REVENUES:
REVENUES		$ 1,500
Other Engineering Services
REVENUES:
REVENUES	$ 580	$ 20